UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        February 11, 2013
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:   $109,220 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


ANADARKO PETE CORP           COM         032511107    517     6959   SH                      SOLE                6959       0     0
AVON PRODS INC               COM         054303102    521    36300   SH         PUT          SOLE               36300       0     0
AVON PRODS INC               COM         054303102    915    63700   SH         PUT          DEFINED     1          0   63700     0
BEAM INC                     COM         073730103    428     7000   SH                      SOLE                7000       0     0
BURGER KING WORLDWIDE INC    COM         121220107   3678   223729   SH                      SOLE              223729       0     0
CAPITAL BK FINL CORP         CL A COM    139794101   2183   127912   SH                      SOLE              127912       0     0
CAPITALSOURCE INC            COM         14055X102    760   100284   SH                      SOLE              100284       0     0
CONSTELLATION BRANDS INC     CL A        21036P108   5701   161100   SH         PUT          SOLE              161100       0     0
CONSTELLATION BRANDS INC     CL A        21036P108  11994   338900   SH         PUT          DEFINED     1          0  338900     0
DISH NETWORK CORP            CL A        25470M109   3640   100000   SH         PUT          SOLE              100000       0     0
DONNELLEY R R & SONS CO      COM         257867101   2950   327800   SH         PUT          SOLE              327800       0     0
DONNELLEY R R & SONS CO      COM         257867101   3586   398400   SH         PUT          DEFINED     1          0  398400     0
GENERAL MTRS CO              COM         37045V100  11420   396100   SH         CALL         SOLE              396100       0     0
GENERAL MTRS CO              WT          37045V100   2913   101056   SH                      SOLE              101056       0     0
GENERAL MTRS CO              WT          37045V100   2913   101056   SH                      SOLE              101056       0     0
GOODYEAR TIRE & RUBR CO      COM         382550101   3798   275000   SH                      SOLE              275000       0     0
PRECIDIAN ETFS TR            MAXIS NIKKE 74016W106    216    14961   SH                      SOLE               14961       0     0
METROPCS COMMUNICATIONS INC  COM         591708102    417    42000   SH                      SOLE               42000       0     0
NEXEN INC                    COM         65334H102   4145   154606   SH                      SOLE              154606       0     0
NEXEN INC                    COM         65334H102   6577   245394   SH                      DEFINED     1          0  245394     0
NXSTAGE MEDICAL INC          COM         67072V103   2333   207402   SH                      SOLE              207402       0     0
NXSTAGE MEDICAL INC          COM         67072V103   1865   165785   SH                      DEFINED     1          0  165785     0
SANOFI                       RT 12/31/20 80105N113   5694  3339621   SH                      SOLE             3339621       0     0
SCRIPPS NETWORKS INTERACT IN CL A COM    811065101   1738    30000   SH                      SOLE               30000       0     0
STERLING FINL CORP WASH      COM NEW     859319303    320    15328   SH                      SOLE               15328       0     0
TEAVANA HLDGS INC            COM         87819P102   2381   153600   SH        PUT           SOLE              153600       0     0
TEAVANA HLDGS INC            COM         87819P102   1911   123300   SH        PUT           SOLE              123300       0     0
TW TELECOM INC               COM         87311L104   4979   195475   SH                      SOLE              195475       0     0
TW TELECOM INC               COM         87311L104   7170   281517   SH                      DEFINED     1          0  281517     0
UNWIRED PLANET INC NEW       COM         91531F103   1605  1337688   SH                      SOLE             1337688       0     0
UNWIRED PLANET INC NEW       COM         91531F103   2093  1744062   SH                      DEFINED     1          0 1744062     0
WALGREEN CO                  COM         931422109   7859   212343   SH                      SOLE              212343       0     0